Merger - Unvested Shares - Additional Information (Detail) - shares	Jun. 30, 2024	Dec. 31, 2023
Merger [Line Items]
Common stock shares outstanding	35,255,013	4,678,950
Common Class B [Member]
Merger [Line Items]
Common stock shares unvested and subject to forfeiture	1,129,630
Sponsor Co Investor And Certain Directors [Member] | Common Class B [Member]
Merger [Line Items]
Common stock shares outstanding	5,750,000
Common stock shares outstanding and subject to forfeiture	1,423,500